Expense Example {- Fidelity Convertible Securities Fund} - 11.30 Fidelity Convertible Securities Fund - Retail PRO-07 - Fidelity Convertible Securities Fund - Fidelity Convertible Securities Fund	Jan. 29, 2021 USD ($)
Expense Example:
1 year	$ 64
3 years	202
5 years	351
10 years	$ 786